As filed with the Securities and Exchange Commission on May 6, 2011

Securities Act File No. 33-21722

Investment Company Act File No. 811-5550

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 37	☒

Registration Statement Under The Investment Company Act of 1940	☒
and/or

Amendment No. 39	☒

(Check appropriate box or boxes)

THE ALGER PORTFOLIOS

(Exact Name of Registrant as Specified in Charter)

111 Fifth Avenue, New York, New York	10003
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:       212-806-8800

Hal Liebes, Esq.

Fred Alger Management, Inc.

111 Fifth Avenue

New York, NY 10003

(Name and Address of Agent for Service)

copy to:

Gary Granik, Esq.

Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, NY 10038

It is proposed that this filing will become effective (check appropriate box):

☒  immediately upon filing pursuant to paragraph (b), or

☐  on [date] pursuant to paragraph (b), or

☐  60 days after filing pursuant to paragraph (a)(1), or

☐  on [date] pursuant to paragraph (a)(1); or

☐  75 days after filing pursuant to paragraph (a)(2), or

☐  on [date] pursuant to paragraph (a)(2) of Rule 485

AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 6th day of May, 2011.

THE ALGER PORTFOLIOS

By:	*
Dan C. Chung, President

ATTEST: /s/ Hal Liebes
Hal Leibes, Secretary

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

*	President	May 6, 2011
Dan C. Chung	(Chief Executive Offficer)

/s/ Michael D. Martins	Treasurer	May 6, 2011
Michael D. Martins	(Chief Financial Offices)

*	Trustee	May 6, 2011
Charles F. Baird

*	Trustee	May 6, 2011
Roger P. Cheever

*	Trustee	May 6, 2011
Lester L. Colbert, Jr.

*	Trustee	May 6, 2011
Hilary M. Alger

*	Trustee	May 6, 2011
Nathan E. Saint-Amand

*	Trustee	May 6, 2011
Stephen E. O’Neil

*	Trustee	May 6, 2011
David Rosenberg

*By: /s/ Hal Liebes
Hal Leibes
Attorney-In-Fact

C-5

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase